                                                          FILE NUMBER 028-00568

                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2007

                     If amended report check here: ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of August, 2007.

                                              By: /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

                                  Torray LLC
                                 June 30, 2007

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          Item 1               Item 2      Item 3      Item 4      Item 5        Item 6        Item 7           Item 8
          ------           -------------- --------- ------------- --------- ----------------- -------- ------------------------
                                                                                 Invest                    Voting Authority
                                                                            -----------------          ------------------------
                                           CUSIP     Fair Market   Total    (a)   (b)    (c)             (a)      (b)    (c)
Name of Issuer             Title of Class  Number       Value      Shares   Sole Shared Other Managers   Sole    Shared  None
--------------             -------------- --------- ------------- --------- ---- ------ ----- -------- --------- ------ -------
AFLAC, Inc.                    common     001055102    47,432,383   922,809  X                  All      845,209         77,600
Abbott Laboratories            common     002824100    83,186,177 1,553,430  X                  All    1,427,930        125,500
Akamai Technologies Inc.       common     00971T101     6,401,024   131,600  X                  All      131,600              -
AMBAC Financial Group,
 Inc.                          common     023139108   109,518,487 1,256,090  X                  All    1,166,015         90,075
American Express
 Company                       common     025816109    52,576,746   859,378  X                  All      775,053         84,325
Amgen Inc.                     common     031162100    61,875,592 1,119,110  X                  All    1,010,760        108,350
Anheuser-Busch
 Companies, Inc.               common     035229103    47,530,800   911,250  X                  All      791,850        119,400
Applied Materials, Inc.        common     038222105   101,043,560 5,085,232  X                  All    4,668,207        417,025
Automatic Data
 Processing, Inc.              common     053015103    54,744,248 1,129,446  X                  All    1,011,046        118,400
Barr Pharmaceuticals, Inc.     common     068306109     7,835,880   156,000  X                  All      156,000              -
CB Richard Ellis Group,
 Inc.                          common     12497T101     8,836,650   242,100  X                  All      242,100              -
CBRE Realty Finance,
 Inc.                          common     12498B208     6,531,177   549,300  X                  All      549,300              -
CVS Caremark
 Corporation                   common     126650100     2,412,990    66,200  X                  All       66,200              -
Calamos Asset
 Management, Inc.              common     12811R104    40,892,877 1,600,504  X                  All    1,504,704         95,800
Cardinal Health, Inc.          common     14149Y108   102,943,672 1,457,300  X                  All    1,352,400        104,900
Cephalon, Inc.                 common     156708109     7,942,532    98,800  X                  All       98,800              -
CISCO Systems, Inc.            common     17275R102     5,152,250   185,000  X                  All      185,000              -
Citadel Broadcasting           common     17285T106       674,611   104,591  X                  All       86,169         18,421
Danaher Corporation            common     235851102    56,080,419   742,787  X                  All      678,587         64,200
The Walt Disney
 Company                       common     254687106    46,119,214 1,350,885  X                  All    1,122,110        228,775
EMC Corporation                common     268648102   130,520,910 7,211,100  X                  All    6,678,000        533,100
Emerson Electric Co.           common     291011104    37,897,049   809,766  X                  All      646,066        163,700
Fairfax Financial Holdings
 Limited                       common     303901102    57,034,092   297,564  X                  All      297,564              -
Franklin Resources, Inc.       common     354613101    58,723,951   443,300  X                  All      380,600         62,700
Gannett Co., Inc.              common     364730101    45,066,253   820,132  X                  All      744,132         76,000
General Dynamics
 Corporation                   common     369550108    55,382,185   708,031  X                  All      641,631         66,400
General Electric Company       common     369604103    23,015,084   601,230  X                  All      502,730         98,500
The Goldman Sachs
 Group, Inc.                   common     38141G104    56,839,870   262,237  X                  All      234,437         27,800
W.R. Grace & Co.               common     38388F108    46,533,327 1,900,095  X                  All    1,900,095              -
Haemonetics Corporation        common     405024100    49,826,931   947,100  X                  All      947,100              -
Honeywell International
 Inc.                          common     438516106    34,861,520   619,430  X                  All      534,130         85,300
Illinois Tool Works Inc.       common     452308109    80,562,918 1,486,675  X                  All    1,345,500        141,175
Intel Corporation              common     458140100    72,649,691 3,058,756  X                  All    2,782,756        276,000
JPMorgan Chase & Co.           common     46625H100    67,286,052 1,388,773  X                  All    1,258,338        130,435
Johnson & Johnson              common     478160104    57,970,864   940,780  X                  All      847,980         92,800
LaBranche & Co Inc.            common     505447102    22,089,816 2,993,200  X                  All    2,993,200              -
Level 3 Communications,
 Inc.                          common     52729N100    18,404,100 3,146,000  X                  All    3,146,000              -
Eli Lilly and Company          common     532457108    63,542,210 1,137,119  X                  All    1,031,900        105,219
Limelight Networks, Inc.       common     53261M104        19,780     1,000  X                  All        1,000              -
Live Nation                    common     538034109     4,056,308   181,247  X                  All      181,247              -
Markel Corporation             common     570535104    63,818,975   131,705  X                  All      131,705              -
Marsh & McLennan
 Companies, Inc.               common     571748102    63,292,821 2,049,638  X                  All    1,926,038        123,600
The McClatchy Company          common     579489105     6,958,529   274,932  X                  All      257,502         17,430
Medtronic, Inc.                common     585055106   110,323,334 2,127,330  X                  All    1,962,630        164,700
Monsanto Company               common     61166W101     2,910,974    43,100  X                  All       43,100              -
O'Reilly Automotive, Inc.      common     686091109    44,702,916 1,223,062  X                  All    1,192,562         30,500
Owens Corning                  common     690742101    51,208,401 1,522,700  X                  All    1,398,600        124,100
The Procter & Gamble
 Company                       common     742718109    48,952,000   800,000  X                  All      732,800         67,200
Resmed Inc.                    common     761152107     5,087,358   123,300  X                  All      123,300              -
Roper Inds. Inc.               common     776696106     3,745,760    65,600  X                  All       65,600              -
St. Jude Medical Inc.          common     790849103     3,833,676    92,400  X                  All       92,400              -
TEVA Pharmaceutical
 Ind. Ltd.                     common     881624209     5,911,125   143,300  X                  All      143,300              -
Time Warner Inc.               common     887317105    34,360,424 1,633,100  X                  All    1,417,900        215,200
USG Corporation                common     903293405    48,024,872   979,300  X                  All      899,300         80,000
United Technologies
 Corporation                   common     913017109    64,576,162   910,421  X                  All      789,271        121,150
Walgreen Co.                   common     931422109     2,277,142    52,300  X                  All       52,300              -
The Western Union
 Company                       common     959802109    36,624,743 1,758,269  X                  All    1,607,969        150,300
                                                    -------------
Total Equities                                      2,428,623,410
                                                    =============
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